Intangible Assets - Additional Information (Detail) Barrels in Thousands, cbm in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Barrels cbm	Oct. 27, 2017 USD ($)	Sep. 27, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Intangible Assets Of Exploration [Line Items]
Interest in partnership			50.00%
Acquisition Cost paid by consortium	$ 6,589,000,000	$ 351,000,000	$ 567,000,000
Transfer from intangible asset to property plant and equipment	1,614,000,000
Impairment on goodwill	0
Exploration assets	$ 3,000,000			$ 8,000,000
Explore and operate oil and gas production area	The Libra P1 contract granted rights and obligations to explore and operate oil and gas production in a strategic pre-salt area known as the Libra block, comprising an area of around 1,550 km2, located in ultra-deep waters in the Santos Basin. This was the first oil and gas production sharing contract signed in Brazil.
Explore and operate oil and gas production area maturity period	35 years
Production capacity per producing well | Barrels	180
Production capacity per processing well | cbm	12
Rights and Concessions [member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Intangible assets	$ 82,000,000			84,000,000
Rights and Concessions [member] | Gas Distribution [member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Intangible assets	$ 171,000,000			$ 177,000,000
Intangible assets	Maturing between 2029 and 2043
Rights and Concessions [member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Acquisition Cost paid by consortium	$ 2,636,000,000
Percentage share of acquisition cost paid by consortium	40.00%
Petrobras [Member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Percentage of production share contract	40.00%
Shell [Member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Percentage of production share contract	20.00%
Total SA [Member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Percentage of production share contract	20.00%
CNPC [Member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Percentage of production share contract	10.00%
CNOOC [Member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Percentage of production share contract	10.00%